Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies
Consumer Price Index	100.2	100.4	100.87
Change in percentages of consumer price index	(0.19%)	(0.47%)	(0.30%)
Exchange rate of Euro	1.14	1.20	1.05
Change in percentages of Euro	(5.00%)	14.28%	(3.20%)
Exchange rate of NIS	0.27	0.29	0.26
Change in percentages of NIS	(6.89%)	11.53%	1.56%